Label	Element	Value
T. Rowe Price Maryland Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds in July 2023 that will affect the way in which money market funds are structured and operated. The regulatory changes have staggered compliance dates throughout 2023 and 2024, and T. Rowe Price Associates, Inc. is evaluating the impact of these changes. In connection with these regulatory changes, the following updates are effective immediately.

Changes Applicable to Summary Prospectuses and Section 1 of each Fund’s Prospectus:

The following paragraph under the heading “Principal Investment Strategies” is removed entirely:

Pursuant to Rule 2a-7, if the fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board of Directors, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the fund for up to 10 business days during any 90–day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board of Directors determines that not doing so is in the best interests of the fund. Pursuant to Rule 2a-7, weekly liquid assets include cash, U.S. Treasuries, other government securities with remaining maturities of 60 days or less, or securities that mature or are subject to a demand feature within five business days.

The following paragraph is added under the heading “Principal Investment Strategies”:

The fund may charge a liquidity fee of up to 2% of the value of shares redeemed if the fund’s Board of Directors determines that doing so is in the best interests of the fund (or the Board of Director’s delegate, in accordance with Board-approved guidelines).

The first two paragraphs under the heading “Principal Risks” are replaced with the following:

As with any fund, there is no guarantee that the fund will achieve its objective(s). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. T. Rowe Price Associates, Inc. is not required to reimburse the fund for losses, and you should not expect that T. Rowe Price Associates, Inc. will provide financial support to the fund at any time, including during periods of market stress.

Some money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money market funds in other fund companies that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. The potential for realizing a loss of principal in the fund could derive from:

Under the heading “Principal Risks,” the last sentence in the paragraph entitled “Liquidity” is replaced with the following:

In addition, the fund’s Board of Directors has discretion to impose a liquidity fee if it determines that doing so is in the best interests of the fund (or the Board of Director’s delegate, in accordance with Board-approved guidelines).

Under the heading “Principal Risks,” the last sentence in the paragraph entitled “Redemptions” is removed entirely.

Changes Applicable to Section 2 of each Fund’s Prospectus:

The section entitled “Liquidity Fees and Redemption Gates” is replaced with the following:

Liquidity Fees

The fund’s Board may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed if the fund’s Board determines that doing so is in the fund’s best interests (or the Board’s delegate, in accordance with Board-approved guidelines). The Board’s determination will be based on current market conditions and the specific circumstances of the fund.

Liquidity fees will be paid to the fund and are designed to allow funds to mitigate heavy redemptions by allocating liquidity costs to those shareholders who impose such costs on the fund through their redemptions.

Once imposed, a liquidity fee must be applied to all shares redeemed (whether the shares are held directly with T. Rowe Price, through a retirement plan, or indirectly through an intermediary (such as a broker, bank, or investment adviser) or other third party) and must remain in effect until the fund’s Board (or its delegate) determines that imposing a liquidity fee is no longer in the best interests of the fund.

If you write a check on the fund and the check is presented for payment to the fund’s transfer agent while a liquidity fee is in effect, the applicable liquidity fee will be redeemed from your account and the face value of the check will then be paid to the payee, assuming there are sufficient funds available in your account after the liquidity fee is redeemed and the check is otherwise in correct form.

Under the heading “Principal Risks,” the last sentence in the subsection entitled “Redemptions” is removed entirely.

Under the heading “Principal Risks,” the last sentence in the subsection entitled “Liquidity” is replaced with the following:

The fund is subject to the risk that a liquidity fee of up to 2% of the value of shares redeemed may be imposed if the fund’s Board determines that imposing a fee is in the fund’s best interests (or the Board’s delegate, in accordance with Board-approved guidelines).

Changes Applicable to Section 3 of each Fund’s Prospectus:

The section entitled “Liquidity Fees and Redemption Gates—Retail Money Market Funds” is removed in its entirety, including the disclosure that appears adjacent to the sub-heading “Omnibus Accounts.”

The last paragraph under the heading “Delays in sending redemption proceeds” is replaced with the following:

Under certain limited circumstances, the Board of a money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).